Restricted Cash and Investments Held in Trust (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
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Restricted Cash and Investments Held in Trust

The following is a summary of restricted cash and investments held in trust:

	As of March 31, 2013	As of December 31, 2012
	($ in thousands)
Restricted cash	$38,121	$22,496
Investments Held in Trust	88,830	84,576

	$126,951	$107,072

The following is a summary of restricted cash and investments held in trust:

	December 31, 2012	December 31, 2011
	($ in thousands)
Restricted Cash	$22,496	$37,917
Investments Held in Trust	84,576	61,799

	$107,072	$99,716